DESCRIPTION OF THE BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
DESCRIPTION OF THE BUSINESS
1.	DESCRIPTION OF THE BUSINESS
Rocket Lab USA, Inc. (“Rocket Lab” and, together with its consolidated subsidiaries, the “Company,” “we,” “us” or “our”) is an end-to-end
space company with an established track record of mission success headquartered in Long Beach, California and is the parent company for several wholly owned operating subsidiaries located in the United States, New Zealand and Canada. We deliver reliable launch services, spacecraft design services, spacecraft components, spacecraft manufacturing and other spacecraft and on-orbit
management solutions that make it faster, easier and more affordable to access space. We operate one of the only private orbital launch ranges in the world, located in Mahia, New Zealand, enabling a unique degree of operational flexibility and control of customer launch manifests and mission assurance. While our business has historically been centered on the development of small-class launch vehicles and related sale of launch services, we are currently innovating in the areas of medium-class launch vehicles and launch services, space systems design and manufacturing, on-orbit
management solutions, and space data applications.
On August 25, 2021 (the “Closing Date”), the Company consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated March 1, 2021, and amended by Amendment No. 1 thereto, dated May 7, 2021 and Amendment No. 2 thereto, dated June 25, 2021 (the “Merger Agreement”), by and among the Company (formerly known as Vector Acquisition Corporation (“Vector”)), the pre-merger
Rocket Lab USA, Inc., (“Legacy Rocket Lab”)) and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Legacy Rocket Lab (“Merger Sub”). Vector filed a notice of deregistration and necessary accompanying documents with the Cayman Islands Registrar of Companies, and a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Vector was domesticated and continued as a Delaware corporation (the “Domestication”), changing its name to “Vector Acquisition Delaware Corporation” (“Vector Delaware”). As contemplated by the Merger Agreement, Merger Sub merged with and into Vector Delaware, with the separate corporate existence of Merger Sub ceasing and Vector Delaware being the surviving corporation and a wholly owned subsidiary of Legacy Rocket Lab (the “First Merger”) and immediately following the First Merger, Legacy Rocket Lab merged with and into Vector Delaware with Vector Delaware being the surviving corporation in the merger (the “Second Merger,” and, together with the First Merger and the Domestication, the “Business Combination”). The Business Combination was unanimously approved by the boards of directors of each of Vector and Legacy Rocket Lab.
In connection with the closing of the Business Combination, the Company changed its name from Vector Acquisition Corporation to Rocket Lab USA, Inc. The “Post Combination Company” following the Business Combination is Rocket Lab USA, Inc.
The Business Combination
On August 25, 2021, the Company consummated the Business Combination. The following occurred upon the Closing:

•
The Company repurchased $40,000 of Legacy Rocket Lab Common Stock and options to purchase Legacy Rocket Lab Common Stock from certain members Rocket Lab management. Of the total repurchase amount of $40,000, $10,000 was used to purchase shares and options earned by employees through share-based compensation and resulted in incremental compensation expense of $9,642.

•
The remaining outstanding shares of Legacy Rocket Lab common stock and redeemable convertible preferred stock were exchanged for 362,188,208 shares of common stock in the Post Combination Company, based on the exchange ratio of 9.059659.

•
Holders of 968,617 shares of Vector Class A Common Stock properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Vector’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $9,686 in the aggregate. The remaining 31,031,383 shares of Vector Class A common stock automatically converted to an equal number of shares of common stock in the Post Combination Company.

•	The 8,000,000 shares of Vector Class B common stock automatically converted to an equal number of shares of common stock in the Post Combination Company.

•	Vector warrants that were outstanding and unexercised converted into an equal number of warrants to purchase common stock of the Post Combination Company.

•
Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 46,700,000 newly-issued shares of common stock in the Post Combination Company at a purchase price of $10.00 per share for an aggregate purchase price of $467,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Business Combination.

In addition, if the closing price of the Post Combination Company common stock was equal to or greater than $20.00 for a period of at least 20 trading days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing Date and ending on the 180th day following the Closing Date (the “Stock Price Target”), the holders of Legacy Rocket Lab’s equity securities, including options, warrants, restricted stock units and other rights to acquire stock of Legacy Rocket Lab, would have been entitled to receive an aggregate of 32,150,757 additional shares of the Post Combination Company common stock (the “Earnout Shares”), subject, in the case of holders of options, warrants, restricted stock units and other rights to acquire stock of Legacy Rocket Lab, to the terms of such options, warrants, restricted stock units and other rights. In evaluating the accounting treatment for the earnout, we concluded that the earnout was not a liability under Accounting Standards Codification (“ASC”) 480,
Distinguishing Liabilities from Equity
, was not subject to the accounting guidance under ASC 718,
Compensation—Stock Compensation
, and was not subject to derivative accounting under ASC 815,
Derivative and Hedging
. As such, the earnout is recognized in equity at fair value upon the closing of the Business Combination. On February 21, 2022, the Company’s common stock did not trade at equal to or greater than $20.00 for a period of at least 20 trading days out of 30 consecutive trading days during the Stock Price Target and the Company will not issue the Earnout Shares.
Immediately after giving effect to the Business Combination and the PIPE Financing, the following were outstanding: (i) 447,919,591 shares of Rocket Lab common stock, consisting of (a) 362,188,208 shares of Post Combination Company common stock issued to holders of Legacy Rocket Lab common stock and redeemable convertible preferred stock, (b) 31,031,383 shares issued to the holders of Vector’s Class A ordinary shares, which reflects the redemption of 968,617 Class A ordinary shares with respect to which holders exercised their redemption right, (c) 8,000,000 shares issued to the holders of Vector’s Class B ordinary shares, and (d) 46,700,000 shares of Post Combination Company common stock issued in the PIPE Investment; (ii) warrants to purchase 16,266,666 shares of Post Combination Company common stock at an exercise price of $11.50 per share issued upon conversion of the outstanding Vector warrants prior to the Business Combination; (iii) warrants to purchase 891,380 shares of Post Combination Company common stock attributable to Legacy Rocket Lab warrants prior to the Business Combination, which had a weighted average exercise price of approximately $0.29 per share, (iv) options to purchase 17,961,684 shares of Post Combination Company common stock attributable to Legacy Rocket Lab options prior to the Business Combination, which had a weighted average exercise price of $1.04 per share and 14,253,283 of which were vested, (v) 14,903,640 restricted stock units attributable to restricted stock units of Rocket Lab prior to the Business Combination, including 4,065,304 with respect to which the time-based vesting conditions had been satisfied and (vi) an earnout obligation of Legacy Rocket Lab prior to the Business Combination pursuant to which the Post Combination Company may be required to issue up to 1,915,356 shares of Post Combination Company common stock. In addition, the Earnout Shares will not be issued as described above.
The Business Combination was accounted for as a reverse recapitalization in accordance with ASC 805,
Business Combinations
, with no goodwill or other intangible assets recorded. Under this method of accounting, Vector was treated as the “accounting acquiree” and Legacy Rocket Lab as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rocket Lab issuing shares for the net assets of Vector, followed by a recapitalization. The consolidated assets, liabilities, and results of operations of Legacy Rocket Lab comprise the historical financial statements of the Post Combination Company, and Vector’s assets, liabilities and results of operations are consolidated with Legacy Rocket Lab beginning on the acquisition date. Accordingly, for accounting purposes, the financial statements of the Post Combination Company represent a continuation of the financial statements of Legacy Rocket Lab, and the net assets of Vector are stated at historical cost, with no goodwill or other intangible assets recorded. This determination was primarily based on the following:

•	Legacy Rocket Lab stockholders considered in the aggregate have a majority interest of voting power in the Post Combination Company.

•	Members of Legacy Rocket Lab’s board of directors comprise five of the six members of the Post Combination Company’s board of directors as of the closing of the Business Combination.

•	Legacy Rocket Lab’s senior management continue to compose the senior management of the Post Combination Company

•	The relative size and valuation of Legacy Rocket Lab compared to Vector.

•	Legacy Rocket Lab’s business comprises the ongoing operations of the Post Combination Company.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Rocket Lab’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Rocket Lab redeemable convertible preferred stock, common stock, warrants, options, and restricted stock units prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio of 9.059659 established in the Business Combination.
Post Combination Company common stock and warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “RKLB” and “RKLBW,” respectively, on August 25, 2021.

1.	DESCRIPTION OF THE BUSINESS
Rocket Lab USA, Inc. (“Rocket Lab” and, together with its consolidated subsidiaries, the “Company,” “we,” “us” or “our”) is an end-to-end
space company with an established track record of mission success headquartered in Long Beach, California and is the parent company for several wholly owned operating subsidiaries located in the United States, New Zealand and Canada. We deliver reliable launch services, spacecraft design services, spacecraft components, spacecraft manufacturing and other spacecraft and on-orbit
management solutions that make it faster, easier and more affordable to access space. We operate one of the only private orbital launch ranges in the world, located in Mahia, New Zealand, enabling a unique degree of operational flexibility and control of customer launch manifests and mission assurance. While our business has historically been centered on the development of small-class launch vehicles and related sale of launch services, we are currently innovating in the areas of medium-class launch vehicles and launch services, space systems design and manufacturing, on-orbit
management solutions, and space data applications.
On August 25, 2021 (the “Closing Date”), the Company consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated March 1, 2021, and amended by Amendment No. 1 thereto, dated May 7, 2021 and Amendment No. 2 thereto, dated June 25, 2021 (the “Merger Agreement”), by and among the Company (formerly known as Vector Acquisition Corporation (“Vector”)), Rocket Lab USA, Inc., (“Legacy Rocket Lab”)) and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Legacy Rocket Lab (“Merger Sub”). Vector filed a notice of deregistration and necessary accompanying documents with the Cayman Islands Registrar of Companies, and a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Vector was domesticated and continued as a Delaware corporation (the “Domestication”), changing its name to “Vector Acquisition Delaware Corporation” (“Vector Delaware”). As contemplated by the Merger Agreement, Merger Sub merged with and into Vector Delaware, with the separate corporate existence of Merger Sub ceasing and Vector Delaware being the surviving corporation and a wholly owned subsidiary of Legacy Rocket Lab (the “First Merger”) and immediately following the First Merger, Legacy Rocket Lab merged with and into Vector Delaware with Vector Delaware being the surviving corporation in the merger (the “Second Merger,” and, together with the First Merger and the Domestication, the “Business Combination”). The Business Combination was unanimously approved by the boards of directors of each of Vector and Legacy Rocket Lab.
In connection with the closing of the Business Combination, the Company changed its name from Vector Acquisition Corporation to Rocket Lab USA, Inc. The “Post Combination Company” following the Business Combination is Rocket Lab USA, Inc.
The Business Combination
On August 25, 2021, the Company consummated the Business Combination. The following occurred upon the Closing:

•
The Company repurchased $40,000 of Legacy Rocket Lab Common Stock and options to purchase Legacy Rocket Lab Common Stock from certain members Rocket Lab management. Of the total repurchase amount of $
40,000
, $10,000 was used to purchase shares and options earned by employees through share-based compensation and resulted in incremental compensation expense of $9,642.

•
The remaining outstanding shares of Legacy Rocket Lab common stock and redeemable convertible preferred stock were exchanged for 362,188,208 shares of common stock in the Post Combination Company, based on the exchange ratio of 9.059659.

•	Holders of 968,617 shares of Vector Class A common stock properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Vector’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $9,686 in the aggregate. The remaining 31,031,383 shares of Vector Class A common stock automatically converted to an equal number of shares of common stock in the Post Combination Company.

•	The 8,000,000 shares of Vector Class B common stock automatically converted to an equal number of shares of common stock in the Post Combination Company.

•	Vector warrants that were outstanding and unexercised converted into an equal number of warrants to purchase common stock of the Post Combination Company.

•
Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 46,700,000 newly-issued
shares of common stock in the Post Combination Company at a purchase price of $10.00 per share for an aggregate purchase price of $467,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Business Combination.

In addition, if the closing price of the Post Combination Company common stock was equal to or greater than $20.00 for a period of at least 20 trading days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing Date and ending on the 180th day following the Closing Date (the “Stock Price Target”), the holders of Legacy Rocket Lab’s equity securities, including options, warrants, restricted stock units and other rights to acquire stock of Legacy Rocket Lab, would have been entitled to receive an aggregate of 32,150,757 additional shares of Post Combination Company Common Stock (the “Earnout Shares”), subject, in the case of holders of options, warrants, restricted stock units and other rights to acquire stock of Legacy Rocket Lab, to the terms of such options, warrants, restricted stock units and other rights. In evaluating the accounting treatment for the earnout, we have concluded that the earnout is not a liability under Accounting Standards Codification (“ASC”) 480,
Distinguishing Liabilities from Equity
, is not subject to the accounting guidance under ASC 718,
Compensation—Stock Compensation
, and is not subject to derivative accounting under ASC 815,
Derivative and Hedging
. As such, the earnout is recognized in equity at fair value upon the closing of the Business Combination. On February 21, 2022, the Company’s common stock did not trade at equal to or greater than $20.00 for a period of at least 20 trading days out of 30 consecutive trading days during the Stock Price Target and the Company will not issue the Earnout Shares.
Immediately after giving effect to the Business Combination and the PIPE Financing, the following were outstanding: (i) 447,919,591 shares of Rocket Lab Common Stock, consisting of (a) 362,188,208 shares of Post Combination Company Common Stock issued to holders of Legacy Rocket Lab common stock and redeemable convertible preferred stock, (b) 31,031,383 shares issued to the holders of Vector’s Class A ordinary shares, which reflects the redemption of 968,617 Class A ordinary shares with respect to which holders exercised their redemption right, (c) 8,000,000 shares issued to the holders of Vector’s Class B ordinary shares, and (d) 46,700,000 shares of Post Combination Company Common Stock issued in the PIPE Investment; (ii) warrants to purchase 16,266,666 shares of Post Combination Company Common Stock at an exercise price of $11.50 per share issued upon conversion of the outstanding Vector warrants prior to the Business Combination; (iii) warrants to purchase 891,380 shares of Post Combination Company Common Stock attributable to Legacy Rocket Lab warrants prior to the Business Combination, which had a weighted average exercise price of approximately $0.29 per share, (iv) options to purchase 17,961,684 shares of Post Combination Company Common Stock attributable to Legacy Rocket Lab options prior to the Business Combination, which had a weighted average exercise price of $1.04 per share and 14,253,283 of which were vested, (v) 14,903,640 restricted stock units attributable to restricted stock units of Rocket Lab prior to the Rocket Lab Business

Combination, including 4,065,304 with respect to which the time-based vesting conditions had been satisfied and (vi) an earnout obligation of Legacy Rocket Lab prior to the Business Combination pursuant to which the Post Combination Company may be required to issue up to 1,915,356 shares of Post Combination Company Common Stock. In addition, the Earnout Shares will not be issued as described above.
The following table reconciles the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

Cash - Vector Trust and cash, net of redemptions	$310,330
Cash - PIPE Investment	467,000
Less: transaction costs and advisory fees paid	(49,075)

Net proceeds from Rocket Lab Business Combination	728,255
Less: Accrued transaction costs	(27)
Plus: Prepaid expenses assumed as part of Business Combination	219
Less: Warrants assumed as part of Business Combination	(48,149)
Less: Repurchase of Management Shares	(30,358)

Reverse recapitalization, net of transaction costs	$649,940

The Business Combination was accounted for as a reverse recapitalization in accordance with ASC 805,
Business Combinations
, with no goodwill or other intangible assets recorded. Under this method of accounting, Vector was treated as the “accounting acquiree” and Legacy Rocket Lab as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rocket Lab issuing shares for the net assets of Vector, followed by a recapitalization. The consolidated assets, liabilities, and results of operations of Legacy Rocket Lab comprise the historical financial statements of the Post Combination Company, and Vector’s assets, liabilities and results of operations are consolidated with Legacy Rocket Lab beginning on the acquisition date. Accordingly, for accounting purposes, the financial statements of the Post Combination Company represent a continuation of the financial statements of Legacy Rocket Lab, and the net assets of Vector are stated at historical cost, with no goodwill or other intangible assets recorded. This determination was primarily based on the following:

•	Legacy Rocket Lab stockholders considered in the aggregate have a majority interest of voting power in the Post Combination Company.

•	Members of Legacy Rocket Lab’s board of directors comprise five of the six members of the Post Combination Company’s board of directors as of the closing of the Business Combination.

•	Legacy Rocket Lab’s senior management continue to compose the senior management of the Post Combination Company

•	The relative size and valuation of Legacy Rocket Lab compared to Vector.

•	Legacy Rocket Lab’s business comprises the ongoing operations of the Post Combination Company.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Rocket Lab’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy

Rocket Lab redeemable convertible preferred stock, common stock, warrants, options, and restricted stock units prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio of 9.059659 established in the Business Combination.
Post Combination Company common stock and warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “RKLB” and “RKLBW,” respectively, on August 25, 2021.